FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Credit Risk (Details) - Credit risk - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 38,526,701	$ 55,637,393
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	35,244,220	54,814,125
Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 3,282,481	$ 823,268